Trade Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Disclosure of supplier finance arrangements	The following table summarizes the carrying amount of liabilities that are part of supplier finance arrangements at
December 31, 2024 and January 1, 2024:

	At December 31, 2024	At January 1, 2024
	(€ million)
Presented within trade payables	€873	€808
Of which suppliers have received payment	817	708
The following table summarizes the range of payment due dates at December 31, 2024 and January 1, 2024:

	At December 31, 2024	At January 1, 2024
(days)
Liabilities that are part of the arrangement	45-90	45-90
Comparable trade payables that are not part of an arrangement(1)	30-60	30-60
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(1) Except for Enlarged Europe, Middle East and Africa which has 60-90 days payment terms